Investment Risks	Jun. 23, 2025
Growth Portfolio | Growth Portfolio | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk: A fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a fund that is classified as diversified. This increases the risk that the Fund will have greater price swings over shorter periods of time because the poor performance of a single investment or a fewer number of investments will have a greater impact on the Fund than a diversified fund with more investments.
Small-Cap Growth Portfolio | Small-Cap Growth Portfolio | Consumer Non-Cyclical Sector Risk. [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency Risk and Foreign (Non-U.S.) Markets Risk will be deleted and Liquidity Risk will be moved below Consumer Non-Cyclical Sector Risk.
PSF Avantis Balanced Allocation Portfolio | PSF Avantis Balanced Allocation Portfolio | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking Error Risk: Performance of a Balanced Allocation Underlying Fund that is a passively managed fund may vary from the performance of the index for which it seeks corresponding investment results due to imperfect correlation between the Balanced Allocation Underlying Fund’s investments and that index.